RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
LOAN PAYABLE, RELATED PARTIES
RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

Loan Payable - Related Party

See “Note 6 - Loan Payable, Related Parties” for disclosure of loans payable to related parties.

Employment Agreement

See “Note 11 - Commitments and Contingencies” for disclosure of the employment agreements with the Chief Executive Officer and current and Chief Financial Officer.

Building Lease

In January 2022 the Company terminated its agreement for the rental of its office space from M&M Keego Center LLC, an entity controlled by an immediate family member of a principal shareholder.

Stock Issuances

On June 2, 2021, the Company completed its public offering of units consisting of common stock and warrants. Two of the Company’s directors participated in the offering; Chris Maggiore purchased 100,000 units, and Alison Cornell purchased 15,000 units.